Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Operating Lease [Line Items]
Cost		¥ 40,090	¥ 16,425
Accumulated depreciation		(1,670)	(933)
Net carrying amount		38,420	15,492
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	354	354
Accumulated depreciation	[1]	(288)	(285)
Net carrying amount	[1]	66	69
Aircraft [Member]
Operating Lease [Line Items]
Cost		39,736	16,071
Accumulated depreciation		(1,382)	(648)
Net carrying amount		¥ 38,354	¥ 15,423

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.